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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended     MARCH 31, 2003.
                                                         -------------------
If amended report check here: [_]

     GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     3 Pickwick Plaza                     Greenwich     CT              06830
--------------------------------------------------------------------------------
Business                   (Street)         (City)    (State)           (Zip)

     Thomas J. Murphy, Chief Financial Officer (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

____________________________________ATTENTION___________________________________



                  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

                  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 15th day of May, 2003.

                  General Atlantic Partners, LLC

                  (Name of Institutional Investment Manager)

                  /s/ Thomas J. Murphy
                  -------------------------------------------
                  (Manual Signature of Person Duly Authorized
                  to Submit This Report)

                  Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

                  13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
---------------------- ----------------- -----------------------  -------------
1.
---------------------- ----------------- -----------------------  --------------
2.
---------------------- ----------------- -----------------------  --------------
3.
---------------------- ----------------- -----------------------  --------------
4.
---------------------- ----------------- -----------------------  --------------
5.
---------------------- ----------------- -----------------------  --------------

                                    FORM 13F
Page   3   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL                             SEE INSTR.      (SHARES)
                              CLASS                  VALUE         AMOUNT                                 V
                                                                              SOLE   SHARED  SHARED
                                                                                             OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104     7,915,404      3,104,080   X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104        53,550         21,000                  X                               X
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388      14,276,361      2,595,702   X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388       1,114,471        202,631   X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388       1,971,019        358,367                  X                               X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178      12,673,647      2,679,418   X                                X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178       6,000,890      1,268,687                  X                               X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704         442,159        307,055   X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704          65,092         45,203                  X                               X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404       7,701,208      6,938,025   X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404       1,680,983      1,514,399                  X                               X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       53,894,784
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   4   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL                             SEE INSTR.      (SHARES)
                              CLASS                  VALUE         AMOUNT                                 V
                                                                              SOLE   SHARED  SHARED
                                                                                             OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                       Com       278856      51,480,696      6,458,499  X                                X
                                          109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                       Com       278856       9,772,900      1,226,057                 X                               X
                                          109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                       Com       278856         478,260         60,000  X                                X
                                          109
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.         Com     301504106      4,613,917      1,696,293  X                                X
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.         Com     301504106        836,784        307,641                 X                               X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                    Com     302284104    291,643,203     39,787,613  X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                    Com     302284104     66,591,459      9,084,783                 X                               X
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                 Com       318224       3,434,537      1,401,852  X                                X
                                          102
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                 Com       318224         646,023        263,683                 X                               X
                                          102
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.                Com       45665T       2,413,970      1,356,163  X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.                Com       45665T         230,583        129,541                 X                               X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG                SP       46600V      23,493,002      4,689,222  X                                X
                               ADR        108
-----------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG                SP       46600V       1,755,474        350,394  X                                X
                               ADR        108
-----------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG                SP       46600V       1,805,524        360,384                  X                              X
                               ADR        108
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       459,196,332
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   5   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL                             SEE INSTR.      (SHARES)
                              CLASS                  VALUE         AMOUNT                                 V
                                                                              SOLE   SHARED  SHARED
                                                                                             OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
MAPICS, Inc.                 Com       564910       8,658,474       1,311,890   X                                X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
MAPICS, Inc.                 Com       564910       1,241,592         188,120                  X                               X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacor                     Com       723487       7,119,461       5,835,624   X                                X
                                        104
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacor                     Com       723487         548,272         449,403   X                                X
                                        104
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacor                     Com       723487       1,104,614         905,421                  X                               X
                                        104
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W       1,439,732       5,537,430   X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W         286,624       1,102,399                  X                               X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W          12,399          47,688   X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                       20,411,168
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   6   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL                             SEE INSTR.      (SHARES)
                              CLASS                  VALUE         AMOUNT                                 V
                                                                              SOLE   SHARED  SHARED
                                                                                             OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674      39,249,724       2,946,676   X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674       6,360,620         477,524                  X                               X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674       1,109,996          83,333   X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674      13,320,000       1,000,000                  X                               X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290       9,673,658       1,289,821   X                                X
                                        305
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290         763,748         101,833   X                                X
                                        305
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290       1,332,841         177,712                  X                               X
                                        305
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                       71,810,587
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   7   of   7      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL                             SEE INSTR.      (SHARES)
                              CLASS                  VALUE         AMOUNT                                 V
                                                                              SOLE   SHARED  SHARED
                                                                                             OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B      12,566,554       2,454,405   X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B       1,747,635         341,335                  X                               X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383      18,612,475      14,540,996   X                                X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383       4,015,711       3,137,274                  X                               X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R      41,248,452       1,740,441   X                                X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R       3,256,570         137,408   X                                X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R       5,683,165         239,796                  X                               X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M         421,993       1,205,695   X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M          79,685         227,672                  X                               X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M           9,045          25,844   X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                       87,641,285
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                             692,954,156
-----------------------------------------------------------------------------------------------------------------------------------


INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).